Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Schedule of Components of Leases and Lease Costs

The components of leases and lease costs were as follows:

	December 31,	December 31,
	2025	2024
Operating lease right-of-use asset (related party)	$886	$879

Operating lease liability, current portion (related party)	174	143
Operating lease liability, net of current portion (related party)	745	802
	$919	$945

	Year Ended December 31,
	2025	2024
Operating lease cost	$206	$180
	$206	$180

Other supplemental information of lease amounts recognized in the consolidated financial statements is summarized as follows:

	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liability	$239	$201

	December 31,	December 31,
	2025	2024
Weighted-average remaining lease term - in years	5.0	6.0
Weighted-average discount rate	9.9%	9.9%

Schedule of Future Minimum Lease Payments	Future minimum lease payments associated with these leases were as follows as of December 31, 2025:
2026	$255
2027	254
2028	222
2029	229
2030	186
1,146
Less: Imputed interest	(227)
$919